UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
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(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
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(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
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(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/11

Date of reporting period: 06/30/11

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------

Viasat, Inc.                    VSAT   92552V100 09/22/10 Election of Directors                  Issuer      Yes   For     Yes
Viasat, Inc.                    VSAT   92552V100 09/22/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Viasat, Inc.                    VSAT   92552V100 09/22/10 Approve Equity Participation Plan      Issuer      Yes   For     Yes

News Corporation                NWSA   65248E104 10/15/10 Election of Directors                  Issuer      Yes   For     Yes
News Corporation                NWSA   65248E104 10/15/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
News Corporation                NWSA   65248E104 10/15/10 Long-Term Incentive Plan               Issuer      Yes   For     Yes
News Corporation                NWSA   65248E104 10/15/10 Human Rights Committee                 Shareholder Yes   Against Yes
News Corporation                NWSA   65248E104 10/15/10 Shareholder Say on Pay                 Shareholder Yes   Against Yes

Sears Holdings Corporation      SHLD   812350106 05/03/11 Election of Directors                  Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/03/11 Compesation of Officers                Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/03/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes
Sears Holdings Corporation      SHLD   812350106 05/03/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/03/11 Disclosure of Political Contributions  Shareholder Yes   Against Yes

Goldman Sachs Group             GS     38141G104 05/06/11 Election of Directors                  Issuer      Yes   For     Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Compesation of Officers                Issuer      Yes   For     Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Cumulative Voting for Directors        Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Special Shareholder Meetings           Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Executive Compensation LT performance  Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Senior Executive Compensation          Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Climate Change Risk Disclosure         Shareholder Yes   Against Yes
Goldman Sachs Group             GS     38141G104 05/06/11 Disclosure of Political Contributions  Shareholder Yes   Against Yes

Bank of America                 BAC    060505104 05/11/11 Election of Directors                  Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 05/11/11 Executive Compensation                 Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 05/11/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes
Bank of America                 BAC    060505104 05/11/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 05/11/11 Disclosure of Government Employment    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 Stockholder Action by Written Consent  Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 Mortgage Servicing Operations          Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 Grassroots Lobbying                    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 OTC Derivatives Trading                Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 Cumulative Voting for Directors        Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 Recoup Incentive Compensation          Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/11/11 Prohibition of Relocation Benefits     Shareholder Yes   Against Yes

USG Corporation                 USG    902293405 05/11/11 Election of Directors                  Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/11/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/11/11 Executive Compensation                 Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/11/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes

Brookfield Asset Management     BAM    112585104 05/11/11 Election of Directors                  Issuer      Yes   For     Yes
Brookfield Asset Management     BAM    112585104 05/11/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Brookfield Asset Management     BAM    112585104 05/11/11 Escrowed Stock Plan                    Issuer      Yes   For     Yes

Hartford Financial Services     HIG    416515104 05/18/11 Election of Directors                  Issuer      Yes   For     Yes
Hartford Financial Services     HIG    416515104 05/18/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Hartford Financial Services     HIG    416515104 05/18/11 Executive Compensation                 Issuer      Yes   For     Yes
Hartford Financial Services     HIG    416515104 05/18/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes

Morgan Stanley                  MS     617446448 05/18/11 Election of Directors                  Issuer      Yes   For     Yes
Morgan Stanley                  MS     617446448 05/18/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Morgan Stanley                  MS     617446448 05/18/11 Executive Incentive Plan               Issuer      Yes   For     Yes
Morgan Stanley                  MS     617446448 05/18/11 Executive Compensation                 Issuer      Yes   For     Yes
Morgan Stanley                  MS     617446448 05/18/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes

Level 3 Communications          LVLT   52729N100 05/19/11 Election of Directors                  Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/11 Approval for reverse stock split       Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/11 Increase Authorized Shares             Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/11 Executive Compensation                 Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/19/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes

Regions Financial Corporation   RF     7591EP100 05/19/11 Election of Directors                  Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/19/11 Executive Compensation                 Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/19/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/19/11 Political Contributions                Shareholder Yes   Against Yes

Chesapeake Energy Corporation   CHK    165167107 06/10/11 Election of Directors                  Issuer      Yes   For     Yes
Chesapeake Energy Corporation   CHK    165167107 06/10/11 Long-Term Incentive Plan               Issuer      Yes   For     Yes
Chesapeake Energy Corporation   CHK    165167107 06/10/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Chesapeake Energy Corporation   CHK    165167107 06/10/11 Executive Compensation                 Issuer      Yes   For     Yes
Chesapeake Energy Corporation   CHK    165167107 06/10/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes
Chesapeake Energy Corporation   CHK    165167107 06/10/11 Advisory Vote on Compensation          Shareholder Yes   Against Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/27/11